September 12, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:           JNLNY Separate Account I
File Nos. 333-183047 and 811-08401

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) does not differ from that contained in the most recent pre-effective amendment; and that the text of the most recent pre-effective amendment was filed electronically.

If you have any questions, please call me at 517-367-3872.

Very truly yours,

/s/ FRANK J. JULIAN

Frank J. Julian
Assistant Vice President &
Associate General Counsel